Note 6 - Other Assets (Tables)	3 Months Ended
Jan. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	January 31	October 31	January 31
	2024	2023	2023

Accounts receivable	$4,149	$3,858	$3,406
Prepaid expenses and other	20,195	22,130	19,491
Property and equipment	24,180	6,536	6,698
Right-of-use assets	3,255	3,427	3,948
Deferred income tax asset	3,075	4,058	2,003
Interest rate swap	587	1,517	49
Investment (note 6a)	953	953	953
Goodwill	5,754	5,754	5,754
Intangible assets	2,692	2,791	3,086

	$64,840	$51,024	$45,388